SCHEDULE OF BOND LIABILITIES (Details) - USD ($)		9 Months Ended		12 Months Ended
		Oct. 31, 2025		Jan. 31, 2025		Jan. 31, 2024
BondLiabilitiesLineItems [Line Items]
Principal Amount		$ 3,130,000		$ 3,130,000		$ 3,135,000
Barry Swenson [Member]
BondLiabilitiesLineItems [Line Items]
Principal Amount		$ 500,000	[1],[2],[3]	$ 500,000	[1],[2],[3]	500,000	[4],[5],[6]
Interest Rate		8.50%	[1],[2],[3]	8.50%	[4],[5],[6]
Note Date		Dec. 31, 2017	[1],[2],[3]	Dec. 31, 2017	[4],[5],[6]
Maturity Date		Dec. 31, 2025	[1],[2],[3]	Dec. 31, 2025	[4],[5],[6]
Don H. Adair or Joanne Adair [Member]
BondLiabilitiesLineItems [Line Items]
Principal Amount		$ 125,000	[1],[7],[8],[9]	$ 125,000	[1],[7],[8],[9]	125,000	[4],[10],[11],[12]
Interest Rate		8.50%	[1],[7],[8],[9]	8.50%	[4],[10],[11],[12]
Note Date		Feb. 15, 2017	[1],[7],[8],[9]	Feb. 15, 2017	[4],[10],[11],[12]
Maturity Date		Feb. 15, 2026	[1],[7],[8],[9]	Feb. 15, 2026	[4],[10],[11],[12]
Joseph Swinford or Danielle Swinford [Member]
BondLiabilitiesLineItems [Line Items]
Principal Amount		$ 50,000	[1],[7],[8],[9]	$ 50,000	[1],[7],[8],[9]	50,000	[4],[10],[11],[12]
Interest Rate		8.50%	[1],[7],[8],[9]	8.50%	[4],[10],[11],[12]
Note Date		Feb. 15, 2017	[1],[7],[8],[9]	Feb. 15, 2017	[4],[10],[11],[12]
Maturity Date		Feb. 15, 2026	[1],[7],[8],[9]	Feb. 15, 2026	[4],[10],[11],[12]
Brandon Swain or Sierra Swain [Member]
BondLiabilitiesLineItems [Line Items]
Principal Amount		$ 50,000	[1],[7],[8],[9]	$ 50,000	[1],[7],[8],[9]	50,000	[4],[10],[11],[12]
Interest Rate		8.50%	[1],[7],[8],[9]	8.50%	[4],[10],[11],[12]
Note Date		Feb. 15, 2017	[1],[7],[8],[9]	Feb. 15, 2017	[4],[10],[11],[12]
Maturity Date		Feb. 15, 2026	[1],[7],[8],[9]	Feb. 15, 2026	[4],[10],[11],[12]
Scott Collins or Kendra Collins [Member]
BondLiabilitiesLineItems [Line Items]
Principal Amount		$ 12,500	[1],[7],[8],[9]	$ 12,500	[1],[7],[8],[9]	12,500	[4],[10],[11],[12]
Interest Rate		8.50%	[1],[7],[8],[9]	8.50%	[4],[10],[11],[12]
Note Date		Feb. 15, 2017	[1],[7],[8],[9]	Feb. 15, 2017	[4],[10],[11],[12]
Maturity Date		Feb. 15, 2026	[1],[7],[8],[9]	Feb. 15, 2026	[4],[10],[11],[12]
Carl Collins or Ellen Collins [Member]
BondLiabilitiesLineItems [Line Items]
Principal Amount		$ 12,500	[1],[7],[8]	$ 12,500	[1],[7],[8]	12,500	[4],[10],[11]
Interest Rate		8.50%	[1],[7],[8]	8.50%	[4],[10],[11]
Note Date		Feb. 15, 2017	[1],[7],[8]	Feb. 15, 2017	[4],[10],[11]
Maturity Date		Feb. 15, 2026	[1],[7],[8]	Feb. 15, 2026	[4],[10],[11]
Jim Hammerel [Member]
BondLiabilitiesLineItems [Line Items]
Principal Amount	[1],[2],[3]			$ 5,000
Interest Rate	[1],[2],[3]	8.50%
Note Date	[1],[2],[3]	Sep. 21, 2017
Maturity Date	[1],[2],[3]	Sep. 21, 2024
Bret Renaud [Member]
BondLiabilitiesLineItems [Line Items]
Principal Amount		$ 5,000	[1],[2],[3],[13]	$ 5,000	[1],[2],[3],[13]	5,000	[4],[5],[6],[14]
Interest Rate		8.50%	[1],[2],[3],[13]	8.50%	[4],[5],[6],[14]
Note Date		Oct. 14, 2017	[1],[2],[3],[13]	Oct. 14, 2017	[4],[5],[6],[14]
Maturity Date		Oct. 14, 2024	[1],[2],[3],[13]	Oct. 14, 2024	[4],[5],[6],[14]
James Hardy [Member]
BondLiabilitiesLineItems [Line Items]
Principal Amount		$ 7,000	[1],[2],[7]	$ 7,000	[1],[2],[7]	7,000	[4],[5],[10]
Interest Rate		7.50%	[1],[2],[7]	7.50%	[4],[5],[10]
Note Date		Aug. 24, 2021	[1],[2],[7]	Aug. 24, 2021	[4],[5],[10]
Maturity Date		May 31, 2028	[1],[2],[7]	May 31, 2028	[4],[5],[10]
Rick Ward [Member]
BondLiabilitiesLineItems [Line Items]
Principal Amount		$ 15,000	[1],[2],[7]	$ 15,000	[1],[2],[7]	15,000	[4],[5],[10]
Interest Rate		7.50%	[1],[2],[7]	7.50%	[4],[5],[10]
Note Date		Aug. 24, 2021	[1],[2],[7]	Aug. 24, 2021	[4],[5],[10]
Maturity Date		May 31, 2028	[1],[2],[7]	May 31, 2028	[4],[5],[10]
Robert & Joan Sweetman [Member]
BondLiabilitiesLineItems [Line Items]
Principal Amount		$ 10,000	[1],[2],[7],[15]	$ 10,000	[1],[2],[7],[15]	10,000	[4],[5],[10]
Interest Rate		8.00%	[1],[2],[7],[15]	8.00%	[4],[5],[10]
Note Date		Jul. 01, 2018	[1],[2],[7],[15]	Jul. 01, 2018	[4],[5],[10]
Maturity Date		Jul. 01, 2025	[1],[2],[7],[15]	Jul. 01, 2025	[4],[5],[10]
Michael Swenson [Member]
BondLiabilitiesLineItems [Line Items]
Principal Amount		$ 10,000	[1],[2],[7],[15]	$ 10,000	[1],[2],[7],[15]	10,000	[4],[5],[10]
Interest Rate		8.00%	[1],[2],[7],[15]	8.00%	[4],[5],[10]
Note Date		Jul. 01, 2018	[1],[2],[7],[15]	Jul. 01, 2018	[4],[5],[10]
Maturity Date		Jul. 01, 2025	[1],[2],[7],[15]	Jul. 01, 2025	[4],[5],[10]
Connie Sun [Member]
BondLiabilitiesLineItems [Line Items]
Principal Amount		$ 3,000	[1],[2],[7],[15]	$ 3,000	[1],[2],[7],[15]	3,000	[4],[5],[10]
Interest Rate		8.00%	[1],[2],[7],[15]	8.00%	[4],[5],[10]
Note Date		Jul. 01, 2018	[1],[2],[7],[15]	Jul. 01, 2018	[4],[5],[10]
Maturity Date		Jul. 01, 2025	[1],[2],[7],[15]	Jul. 01, 2025	[4],[5],[10]
Elizabeth Enoch [Member]
BondLiabilitiesLineItems [Line Items]
Principal Amount		$ 10,000	[1],[2],[7],[15]	$ 10,000	[1],[2],[7],[15]	10,000	[4],[5],[10]
Interest Rate		8.00%	[1],[2],[7],[15]	8.00%	[4],[5],[10]
Note Date		Aug. 01, 2018	[1],[2],[7],[15]	Aug. 01, 2018	[4],[5],[10]
Maturity Date		Jul. 01, 2025	[1],[2],[7],[15]	Jul. 01, 2025	[4],[5],[10]
William C. Stanton and Carol Stanton [Member]
BondLiabilitiesLineItems [Line Items]
Principal Amount		$ 3,000	[1],[2],[7],[15]	$ 3,000	[1],[2],[7],[15]	3,000	[4],[5],[10]
Interest Rate		8.00%	[1],[2],[7],[15]	8.00%	[4],[5],[10]
Note Date		Jul. 01, 2018	[1],[2],[7],[15]	Jul. 01, 2018	[4],[5],[10]
Maturity Date		Jul. 01, 2025	[1],[2],[7],[15]	Jul. 01, 2025	[4],[5],[10]
Jim Hammerel [Member]
BondLiabilitiesLineItems [Line Items]
Principal Amount	[4],[5],[6]					5,000
Interest Rate	[4],[5],[6]			8.50%
Note Date	[4],[5],[6]			Sep. 21, 2017
Maturity Date	[4],[5],[6]			Sep. 21, 2024
Yin Yin Silver Limited [Member]
BondLiabilitiesLineItems [Line Items]
Principal Amount		$ 500,000	[1],[2],[3],[16]	$ 500,000	[1],[2],[3],[16]	500,000	[4],[5],[6]
Interest Rate		8.50%	[1],[2],[3],[16]	8.50%	[4],[5],[6]
Note Date		Aug. 04, 2015	[1],[2],[3],[16]	Aug. 04, 2015	[4],[5],[6]
Maturity Date		Aug. 04, 2025	[1],[2],[3],[16]	Dec. 27, 2027	[4],[5],[6]
Yin Yin Silver Limited One [Member]
BondLiabilitiesLineItems [Line Items]
Principal Amount		$ 500,000	[1],[2],[3],[16]	$ 500,000	[1],[2],[3],[16]	500,000	[4],[5],[6]
Interest Rate		8.50%	[1],[2],[3],[16]	8.50%	[4],[5],[6]
Note Date		Oct. 28, 2016	[1],[2],[3],[16]	Oct. 28, 2016	[4],[5],[6]
Maturity Date		Oct. 28, 2026	[1],[2],[3],[16]	Oct. 28, 2026	[4],[5],[6]
Yin Yin Silver Limited Two [Member]
BondLiabilitiesLineItems [Line Items]
Principal Amount		$ 250,000	[1],[2],[3],[16]	$ 250,000	[1],[2],[3],[16]	250,000	[4],[5],[6]
Interest Rate		8.50%	[1],[2],[3],[16]	8.50%	[4],[5],[6]
Note Date		Dec. 27, 2017	[1],[2],[3],[16]	Dec. 27, 2017	[4],[5],[6]
Maturity Date		Dec. 27, 2027	[1],[2],[3],[16]	Apr. 08, 2025	[4],[5],[6]
Elatam Group Ltd [Member]
BondLiabilitiesLineItems [Line Items]
Principal Amount		$ 67,000	[1],[2],[7]	$ 67,000	[1],[2],[7]	67,000	[4],[5],[10]
Interest Rate		7.50%	[1],[2],[7]	7.50%	[4],[5],[10]
Note Date		Aug. 24, 2021	[1],[2],[7]	Aug. 24, 2021	[4],[5],[10]
Maturity Date		May 31, 2028	[1],[2],[7]	May 31, 2028	[4],[5],[10]
Acepac Holdings [Member]
BondLiabilitiesLineItems [Line Items]
Principal Amount		$ 1,000,000	[1],[7],[17]	$ 1,000,000	[1],[7],[17]	$ 1,000,000	[4],[10],[18]
Interest Rate		7.50%	[1],[7],[17]	7.50%	[4],[10],[18]
Note Date		Aug. 24, 2021	[1],[7],[17]	Aug. 24, 2021	[4],[10],[18]
Maturity Date		May 31, 2028	[1],[7],[17]	May 31, 2028	[4],[10],[18]

[1]	All notes above are secured by the following collateral: all the assets of Idaho CuMo except for the following patented lode mining claims located in Section 13, Township 8 North, Range 5 East, Boise Meridian, Boise County, Idaho, as depicted on Mineral Survey 1706: (i) Blackbird, (ii) Red Flag, (iii) Enterprise, (iv) Enterprise Fraction, (v) Commonwealth, (vi) Baby Mine. Each Note will rank pari passu with all other Notes.
[2]	Financial investment by accredited investor.
[3]	Interest capitalized; accrual dates 6/30 and 12/31.
[4]	All notes above are secured by the following collateral: all the assets of Idaho CuMo except for the following patented lode mining claims located in Section 13, Township 8 North, Range 5 East, Boise Meridian, Boise County, Idaho, as depicted on Mineral Survey 1706: (i) Blackbird, (ii) Red Flag, (iii) Enterprise, (iv) Enterprise Fraction, (v) Commonwealth, (vi) Baby Mine. Each Note will rank pari passu with all other Notes.
[5]	Financial investment by accredited investor.
[6]	Interest capitalized; accrual dates 6/30 and 12/31.
[7]	Interest paid in cash on 6/30 and 12/31.
[8]	Issued in exchange for 20 unpatented mining claims located approximately 10 miles northeast of Pioneerville, Idaho.
[9]	On September 25, 2023, these notes were extended from February 15, 2024, to February 15, 2025. The extension was analyzed for modification versus extinguishment and was determined to be a modification. On December 16, 2024, the notes were extended again, to February 15, 2026.
[10]	Interest paid in cash on 6/30 and 12/31.
[11]	Issued in exchange for 20 unpatented mining claims located approximately 10 miles northeast of Pioneerville, Idaho.
[12]	On September 25, 2023, these notes were extended from February 15, 2024, to February 15, 2025. The extension was analyzed for modification versus extinguishment and was determined to be a modification. On December 16, 2024, the notes were extended again, to February 15, 2026.
[13]	This note is in default as of 10/14/24. The Company has attempted to contact Renaud without success.
[14]	This note is in default as of 10/14/24. The Company has attempted to contact Renaud without success.
[15]	These notes are in default as of 7/1/25.
[16]	The Company has been advised by counsel that the notes cannot be repaid without receipt of basic KYC/AML information from the bondholder including: Articles of Incorporation, evidence of good standing, a list of shareholders of the entity, and identification documents from each shareholder. The Company has repeatedly requested this information from the bondholder and has received no response. The notes are governed by British Columbia law, which has a 24-month statute of limitations on past due debt. If the creditor has not complied with the Company’s KYC/AML request in that time frame, the notes will be written off, and the principal and accrued interest will be taken into income.
[17]	Issued to settle litigation between MultiMetal Development Ltd. (former parent company of Idaho Copper Corp) and Acepac Holdings.
[18]	Issued to settle litigation between MultiMetal Development Ltd. (former parent company of Idaho Copper Corp) and Acepac Holdings.